Cost of Revenue (Details) - Schedule of Cost of Sales for our Retail and Wholesale of Garment Business - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Sales For Our Retail and Wholesale of Garment Business [Abstract]
Changes in inventories of finished goods		$ 433,870	$ (494,357)	$ 83,112
Purchases of finished goods		6,395,036	201,734	1,808,963
Outsourced service cost		19,294,795	77,736,052	50,359,452
Additional air-ticket return cost	[1]	253,522	965,169	916,678
Taxes and surcharges	[2]	6,996	1,646	25,032
Cost of sales		26,384,219	78,410,244	53,193,237
Return paid to customers		2,196,070	23,003,679	8,268,369
Return received from airline companies		$ (1,942,548)	$ (22,038,510)	$ (7,351,691)

[1]	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
[2]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).